Finance receivables, net	12 Months Ended
Dec. 31, 2019
Finance receivables, net
Finance receivables, net

15.  Finance receivables, net

The Group provides automobile financial leasing services to individual customers and automobile dealers. Detailed information of finance receivables as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB

Finance receivables, gross
- Within one year	22,661,850	19,465,688
- After one year but not more than five years	22,047,127	12,689,412

	44,708,977	32,155,100

Unearned finance income	(7,481,088)	(4,598,908)

	37,227,889	27,556,192

Allowance for credit losses	(350,816)	(566,398)

Finance receivables, net	36,877,073	26,989,794

Aging analysis of finance receivables are as follows:

	2018	2019
	RMB	RMB

Not past due	35,788,625	25,068,164

Past due
- Up to 3 months	1,027,691	1,816,830
- Over 3 months	411,573	671,198

	37,227,889	27,556,192

Allowance for credit losses	(350,816)	(566,398)

Finance receivables, net	36,877,073	26,989,794

Finance receivables due from related parties for the years ended December 31, 2018 and 2019 were RMB105.9 million and RMB27.7 million, which are presented as due from related parties.

15.  Finance receivables, net (continued)

Management assesses the allowance for credit losses of finance receivables collectively based on its historical experience and on various other assumptions that are believed to be reasonable, including estimated loss percentages of contracts that are not collectable, the historical migration pattern of past due balances, other information gathered through collection efforts and general economic conditions. Management reassesses the provision at each balance sheet date. As of December 31 2017, 2018 and 2019, the allowance for credit losses was RMB134.2 million, RMB350.8 million and RMB566.4million, respectively.

The movements in the allowance for credit losses are as follows:

	2017	2018	2019
	RMB	RMB	RMB

Balance as of January 1	22,486	134,169	350,816
Charge for the year	196,320	528,824	871,231
Reversal of impairment for the year	—	(9,851)	(8,567)
Write off for the year	(84,637)	(312,177)	(655,649)
Recovery of finance receivables written off	—	9,851	8,567

Balance as of December 31	134,169	350,816	566,398

The Group securitizes finance receivables arising from its consumers through transfer of those assets to asset-backed securitization vehicles. The securitization vehicles usually issue senior tranche debt securities to third party investors, collateralized by the transferred assets, and subordinate tranche debt securities to the Group. As of December 31, 2018 and 2019, the collateralized finance receivables transferred to the securitization vehicles were RMB16.20 billion and RMB10.14 billion, respectively. Please refer to Note 2 (s) for details. The Group also secures certain borrowings from financial institutions with the cash proceeds of certain of the Group’s finance receivables. As of December 31, 2018 and 2019, the finance receivables collateralized for borrowings from financial institutions were RMB8.84 billion and RMB9.50 billion, respectively.